Expense Example {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio K PRO-08 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Class K	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906